PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Prepaid insurance	$ 1,084	$ 1,445
Research & development tax credits	169	649
Tax deposits	142
Other prepaid expenses	45	48
Other receivables	40	34
Total prepaid expenses and other receivables	$ 1,480	$ 2,176